American Century Investments®
Quarterly Portfolio Holdings
Avantis® Responsible U.S. Equity ETF (AVSU)
May 31, 2023

Avantis Responsible U.S. Equity ETF - Schedule of Investments
MAY 31, 2023 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.8%
Aerospace and Defense — 0.2%
AerSale Corp.(1)	233	3,500
Hexcel Corp.	800	55,192
Kaman Corp.	400	8,312
L3Harris Technologies, Inc.	400	70,368
Northrop Grumman Corp.	300	130,647
Parsons Corp.(1)	300	13,407
Woodward, Inc.	500	52,705
		334,131
Air Freight and Logistics — 1.3%
CH Robinson Worldwide, Inc.	500	47,270
Expeditors International of Washington, Inc.	2,724	300,485
FedEx Corp.	2,638	575,031
Forward Air Corp.	603	58,654
GXO Logistics, Inc.(1)	800	44,736
Hub Group, Inc., Class A(1)	643	47,299
Radiant Logistics, Inc.(1)	1,700	10,625
United Parcel Service, Inc., Class B	4,600	768,200
		1,852,300
Automobile Components — 0.6%
American Axle & Manufacturing Holdings, Inc.(1)	3,200	21,600
Aptiv PLC(1)	1,300	114,504
Autoliv, Inc.	1,900	154,850
BorgWarner, Inc.	3,300	146,289
Dana, Inc.	3,665	47,169
Fox Factory Holding Corp.(1)	221	19,651
Gentex Corp.	2,500	65,650
Gentherm, Inc.(1)	500	27,480
Goodyear Tire & Rubber Co.(1)	6,113	83,931
LCI Industries	535	57,801
Lear Corp.	700	85,862
Motorcar Parts of America, Inc.(1)	600	3,306
Standard Motor Products, Inc.	300	10,596
Visteon Corp.(1)	475	63,451
		902,140
Automobiles — 1.7%
Ford Motor Co.	37,902	454,824
General Motors Co.	13,220	428,460
Harley-Davidson, Inc.	3,000	93,330
Lucid Group, Inc.(1)(2)	1,500	11,640
Rivian Automotive, Inc., Class A(1)(2)	400	5,892
Tesla, Inc.(1)	6,300	1,284,759
Thor Industries, Inc.	1,011	79,131
Winnebago Industries, Inc.	800	44,512
		2,402,548
Banks — 5.0%
ACNB Corp.	300	8,835
Amalgamated Financial Corp.	133	1,891
Associated Banc-Corp.	2,800	41,468
Banc of California, Inc.	900	9,621

BancFirst Corp.	300	25,371
Bancorp, Inc.(1)	1,112	34,316
Bank First Corp.(2)	26	1,979
Bank of America Corp.	24,200	672,518
Bank of Hawaii Corp.(2)	700	27,405
Bank OZK	2,200	76,076
BankUnited, Inc.	1,500	28,380
Bankwell Financial Group, Inc.	300	6,855
Banner Corp.	700	30,289
Bar Harbor Bankshares	400	9,452
Baycom Corp.	500	8,105
Berkshire Hills Bancorp, Inc.	800	16,360
BOK Financial Corp.	500	40,660
Business First Bancshares, Inc.	142	2,069
Byline Bancorp, Inc.	500	8,860
Camden National Corp.	300	8,853
Central Pacific Financial Corp.	700	10,227
Citigroup, Inc.	12,500	554,000
Citizens Financial Group, Inc.	5,700	146,946
City Holding Co.	200	17,238
Columbia Banking System, Inc.	3,546	71,026
Columbia Financial, Inc.(1)	500	8,075
Comerica, Inc.	2,300	83,030
Commerce Bancshares, Inc.	1,439	69,000
Community Bank System, Inc.	500	24,720
CrossFirst Bankshares, Inc.(1)	929	8,956
Cullen/Frost Bankers, Inc.	600	60,120
Eagle Bancorp, Inc.	600	11,958
East West Bancorp, Inc.	2,300	110,055
Enterprise Financial Services Corp.	124	5,037
Farmers & Merchants Bancorp, Inc.(2)	300	5,967
Farmers National Banc Corp.	225	2,651
FB Financial Corp.	113	3,013
Fifth Third Bancorp	7,700	186,879
First BanCorp	3,900	43,524
First Bancorp, Inc.	400	9,480
First Bancshares, Inc.	110	2,864
First Busey Corp.	1,151	21,524
First Business Financial Services, Inc.	384	10,280
First Citizens BancShares, Inc., Class A	100	124,720
First Commonwealth Financial Corp.	325	4,111
First Financial Bancorp	1,300	24,648
First Financial Bankshares, Inc.	1,300	33,670
First Financial Corp.	300	9,732
First Hawaiian, Inc.	1,700	28,033
First Horizon Corp.	9,400	96,914
First Interstate BancSystem, Inc., Class A	800	17,640
First Mid Bancshares, Inc.	331	7,941
First of Long Island Corp.	500	5,105
Flushing Financial Corp.	600	6,990
FNB Corp.	5,200	57,148
FS Bancorp, Inc.	400	11,360
German American Bancorp, Inc.	400	11,040
Glacier Bancorp, Inc.	1,000	28,820
HarborOne Bancorp, Inc.	234	1,919

Heartland Financial USA, Inc.	127	3,504
Heritage Financial Corp.	112	1,831
Hilltop Holdings, Inc.	141	4,162
Home BancShares, Inc.	2,000	42,940
HomeStreet, Inc.	500	2,620
HomeTrust Bancshares, Inc.	400	7,836
Hope Bancorp, Inc.	2,202	17,660
Horizon Bancorp, Inc.	215	1,911
Huntington Bancshares, Inc.	11,300	116,503
Independent Bank Corp.	600	26,484
Independent Bank Corp. (Michigan)	500	8,175
Independent Bank Group, Inc.	56	1,869
JPMorgan Chase & Co.	11,500	1,560,665
KeyCorp	14,100	131,694
Lakeland Bancorp, Inc.	1,000	13,010
Lakeland Financial Corp.	56	2,813
M&T Bank Corp.	2,200	262,152
Mercantile Bank Corp.	337	8,772
Meridian Corp.	600	5,784
National Bank Holdings Corp., Class A	107	3,203
NBT Bancorp, Inc.	800	26,840
New York Community Bancorp, Inc.	11,911	122,445
Nicolet Bankshares, Inc.	30	1,862
Northeast Bank	300	10,752
Northfield Bancorp, Inc.	800	8,184
Old Second Bancorp, Inc.	635	7,518
OP Bancorp	800	6,272
Origin Bancorp, Inc.	104	2,959
Pacific Premier Bancorp, Inc.	1,400	26,362
Park National Corp.	200	19,750
Pathward Financial, Inc.	400	17,576
PCB Bancorp	500	7,045
Pinnacle Financial Partners, Inc.	700	34,055
PNC Financial Services Group, Inc.	2,300	266,409
Popular, Inc.	1,900	108,642
Prosperity Bancshares, Inc.	1,000	57,180
Provident Financial Services, Inc.	1,200	19,056
Regions Financial Corp.	12,700	219,329
Renasant Corp.	700	18,284
Sandy Spring Bancorp, Inc.	900	18,846
Seacoast Banking Corp. of Florida	900	18,612
Sierra Bancorp	400	6,396
Southern Missouri Bancorp, Inc.	200	7,430
Southside Bancshares, Inc.	530	14,045
Synovus Financial Corp.	3,000	81,270
TriCo Bancshares	101	3,289
Truist Financial Corp.	7,800	237,666
TrustCo Bank Corp. NY	400	11,052
Trustmark Corp.	900	18,792
U.S. Bancorp	8,100	242,190
UMB Financial Corp.	600	33,984
United Community Banks, Inc.	1,600	36,176
Valley National Bancorp	5,600	41,328
Washington Federal, Inc.	1,237	32,174
Webster Financial Corp.	2,000	71,100

WesBanco, Inc.	153	3,693
Westamerica BanCorp	501	18,953
Western Alliance Bancorp	1,515	51,358
Wintrust Financial Corp.	1,100	69,927
Zions Bancorp NA	2,800	76,412
		7,294,525
Beverages — 1.4%
Brown-Forman Corp., Class A	400	25,140
Brown-Forman Corp., Class B	2,900	179,133
Coca-Cola Co.	9,500	566,770
Constellation Brands, Inc., Class A	700	170,079
Duckhorn Portfolio, Inc.(1)	103	1,342
Keurig Dr Pepper, Inc.	2,600	80,912
Molson Coors Beverage Co., Class B	2,200	136,070
Monster Beverage Corp.(1)	3,006	176,212
PepsiCo, Inc.	4,000	729,400
		2,065,058
Biotechnology — 3.7%
AbbVie, Inc.	5,800	800,168
Agios Pharmaceuticals, Inc.(1)	618	15,623
Alkermes PLC(1)	1,510	43,684
Alnylam Pharmaceuticals, Inc.(1)	100	18,501
Altimmune, Inc.(1)	604	2,440
Amgen, Inc.	2,009	443,286
AnaptysBio, Inc.(1)	400	7,640
Anika Therapeutics, Inc.(1)	225	6,095
Arcellx, Inc.(1)	138	6,093
Biogen, Inc.(1)	1,154	342,057
BioMarin Pharmaceutical, Inc.(1)	1,200	104,328
Bluebird Bio, Inc.(1)	712	2,385
Blueprint Medicines Corp.(1)	16	904
Catalyst Pharmaceuticals, Inc.(1)	2,453	28,332
Crinetics Pharmaceuticals, Inc.(1)	400	8,732
CRISPR Therapeutics AG(1)(2)	48	3,074
Cytokinetics, Inc.(1)	407	15,340
Deciphera Pharmaceuticals, Inc.(1)	417	5,629
Denali Therapeutics, Inc.(1)	533	16,107
Dynavax Technologies Corp.(1)	3,211	36,702
Eagle Pharmaceuticals, Inc.(1)	222	4,607
Editas Medicine, Inc.(1)	804	7,381
Emergent BioSolutions, Inc.(1)	600	5,118
Enanta Pharmaceuticals, Inc.(1)	200	4,696
Entrada Therapeutics, Inc.(1)	422	4,836
EQRx, Inc.(1)	5,616	9,884
Exact Sciences Corp.(1)	400	32,632
Exelixis, Inc.(1)	3,000	57,840
Gilead Sciences, Inc.	10,809	831,644
Halozyme Therapeutics, Inc.(1)	2,100	68,103
HilleVax, Inc.(1)	310	5,276
Ideaya Biosciences, Inc.(1)	409	9,342
Incyte Corp.(1)	1,400	86,170
Ionis Pharmaceuticals, Inc.(1)	808	33,047
Ironwood Pharmaceuticals, Inc.(1)	3,503	38,113
Kezar Life Sciences, Inc.(1)	800	2,224
Kura Oncology, Inc.(1)	710	9,457

Madrigal Pharmaceuticals, Inc.(1)	8	2,227
Mersana Therapeutics, Inc.(1)	45	338
Merus NV(1)	8	174
Mirati Therapeutics, Inc.(1)	306	11,371
Moderna, Inc.(1)	2,131	272,150
Myriad Genetics, Inc.(1)	400	8,824
Neurocrine Biosciences, Inc.(1)	600	53,718
Ovid therapeutics, Inc.(1)	510	1,805
Prometheus Biosciences, Inc.(1)	204	40,535
Prothena Corp. PLC(1)	147	9,765
PTC Therapeutics, Inc.(1)	319	13,388
Regeneron Pharmaceuticals, Inc.(1)	1,000	735,560
REGENXBIO, Inc.(1)	904	15,576
Relay Therapeutics, Inc.(1)	121	1,348
Rocket Pharmaceuticals, Inc.(1)	500	10,465
Seagen, Inc.(1)	404	79,063
Tango Therapeutics, Inc.(1)	508	1,372
Tyra Biosciences, Inc.(1)	10	145
Ultragenyx Pharmaceutical, Inc.(1)	150	7,404
United Therapeutics Corp.(1)	613	128,571
Vanda Pharmaceuticals, Inc.(1)	900	5,355
Vaxcyte, Inc.(1)	426	21,096
Vertex Pharmaceuticals, Inc.(1)	2,700	873,639
Verve Therapeutics, Inc.(1)	6	93
Xencor, Inc.(1)	607	16,450
		5,427,922
Broadline Retail — 2.0%
Amazon.com, Inc.(1)	20,000	2,411,600
Big Lots, Inc.(2)	600	3,012
Dillard's, Inc., Class A	100	27,531
eBay, Inc.	4,328	184,113
Etsy, Inc.(1)	500	40,525
Kohl's Corp.	3,400	62,288
Macy's, Inc.	7,700	104,643
Nordstrom, Inc.	1,800	27,540
Ollie's Bargain Outlet Holdings, Inc.(1)	300	16,536
		2,877,788
Building Products — 0.8%
A O Smith Corp.	1,900	121,486
Advanced Drainage Systems, Inc.	200	19,354
Allegion PLC	500	52,370
Armstrong World Industries, Inc.	1,100	68,684
AZEK Co., Inc.(1)	711	16,531
Carlisle Cos., Inc.	200	42,488
Carrier Global Corp.	2,400	98,160
Fortune Brands Innovations, Inc.	600	36,270
Gibraltar Industries, Inc.(1)	100	5,230
Griffon Corp.	218	6,871
Hayward Holdings, Inc.(1)	600	6,516
Insteel Industries, Inc.	500	14,965
Johnson Controls International PLC	900	53,730
Lennox International, Inc.	102	28,102
Masco Corp.	700	33,824
Masonite International Corp.(1)	645	56,805
Masterbrand, Inc.(1)	600	6,228

Owens Corning	1,767	187,885
Quanex Building Products Corp.	500	10,505
Simpson Manufacturing Co., Inc.	661	78,124
Trane Technologies PLC	500	81,615
Trex Co., Inc.(1)	1,114	57,204
UFP Industries, Inc.	1,146	89,503
Zurn Elkay Water Solutions Corp.	1,600	36,016
		1,208,466
Capital Markets — 4.5%
Affiliated Managers Group, Inc.	100	13,909
Ameriprise Financial, Inc.	1,700	507,399
Ares Management Corp., Class A	600	52,254
Artisan Partners Asset Management, Inc., Class A	1,200	38,400
Bank of New York Mellon Corp.	5,600	225,120
BlackRock, Inc.	400	263,020
Blackstone, Inc.	3,518	301,281
Carlyle Group, Inc.	4,200	115,122
Cboe Global Markets, Inc.	400	52,968
Charles Schwab Corp.	6,400	337,216
CME Group, Inc.	1,500	268,125
Cohen & Steers, Inc.	600	32,646
Coinbase Global, Inc., Class A(1)	1,100	68,420
Diamond Hill Investment Group, Inc.	100	15,877
Donnelley Financial Solutions, Inc.(1)	400	17,740
Evercore, Inc., Class A	700	75,565
FactSet Research Systems, Inc.	300	115,467
Federated Hermes, Inc.	1,000	34,430
Franklin Resources, Inc.	2,900	69,629
Goldman Sachs Group, Inc.	2,200	712,580
Houlihan Lokey, Inc.	1,300	113,503
Intercontinental Exchange, Inc.	800	84,760
Invesco Ltd.	4,800	69,024
Janus Henderson Group PLC	1,700	44,676
Jefferies Financial Group, Inc.	4,000	120,280
KKR & Co., Inc.	3,700	190,513
Lazard Ltd., Class A	1,900	54,511
LPL Financial Holdings, Inc.	700	136,346
MarketAxess Holdings, Inc.	300	81,723
Moelis & Co., Class A	1,200	45,444
Moody's Corp.	500	158,440
Morgan Stanley	7,500	613,200
Morningstar, Inc.	100	20,470
MSCI, Inc.	100	47,053
Nasdaq, Inc.	300	16,605
Northern Trust Corp.	2,100	151,032
Open Lending Corp., Class A(1)	1,400	14,196
Piper Sandler Cos.	500	63,685
Raymond James Financial, Inc.	2,500	225,875
S&P Global, Inc.	900	330,687
SEI Investments Co.	2,100	118,818
State Street Corp.	2,747	186,851
StepStone Group, Inc., Class A	700	15,057
Stifel Financial Corp.	2,000	111,140
T. Rowe Price Group, Inc.	1,400	150,024
Tradeweb Markets, Inc., Class A	400	26,780

Victory Capital Holdings, Inc., Class A	600	18,582
Virtu Financial, Inc., Class A	3,000	52,770
		6,579,213
Chemicals — 0.7%
Albemarle Corp.	900	174,177
Avient Corp.	919	33,543
Axalta Coating Systems Ltd.(1)	1,600	46,416
Balchem Corp.	4	495
Chase Corp.	25	2,940
DuPont de Nemours, Inc.	2,100	141,099
Element Solutions, Inc.	500	8,965
Huntsman Corp.	3,600	85,500
Ingevity Corp.(1)	807	38,082
Innospec, Inc.	300	27,708
International Flavors & Fragrances, Inc.	800	61,832
Kronos Worldwide, Inc.	700	5,775
Livent Corp.(1)	10	230
Minerals Technologies, Inc.	400	22,244
PPG Industries, Inc.	600	78,774
PureCycle Technologies, Inc.(1)(2)	2,004	13,808
Sherwin-Williams Co.	900	205,002
Stepan Co.	307	28,229
Trinseo PLC	1,200	14,904
		989,723
Commercial Services and Supplies — 0.5%
ACCO Brands Corp.	903	4,370
Brady Corp., Class A	400	19,072
Cintas Corp.	400	188,856
Civeo Corp.(1)	500	9,995
Clean Harbors, Inc.(1)	600	84,240
Copart, Inc.(1)	2,427	212,581
Deluxe Corp.	400	6,088
Ennis, Inc.	600	11,622
Healthcare Services Group, Inc.	600	8,106
HNI Corp.	600	15,300
Interface, Inc.	1,130	7,831
Liquidity Services, Inc.(1)	700	10,591
MSA Safety, Inc.	100	13,756
OPENLANE, Inc.(1)	1,211	18,189
Pitney Bowes, Inc.	405	1,345
Rollins, Inc.	900	35,388
SP Plus Corp.(1)	201	7,318
Steelcase, Inc., Class A	900	5,841
Tetra Tech, Inc.	200	27,494
UniFirst Corp.	110	18,822
Viad Corp.(1)	7	163
		706,968
Communications Equipment — 0.7%
ADTRAN Holdings, Inc.	512	4,562
Arista Networks, Inc.(1)	1,300	216,242
Ciena Corp.(1)	1,600	74,784
Cisco Systems, Inc.	6,800	337,756
CommScope Holding Co., Inc.(1)	925	3,848
Extreme Networks, Inc.(1)	1,800	37,080
F5, Inc.(1)	200	29,516

Juniper Networks, Inc.	1,200	36,444
Lumentum Holdings, Inc.(1)	800	42,320
Motorola Solutions, Inc.	300	84,576
NETGEAR, Inc.(1)	302	4,237
NetScout Systems, Inc.(1)	500	15,260
ViaSat, Inc.(1)	1,729	77,131
Viavi Solutions, Inc.(1)	2,130	20,959
		984,715
Construction and Engineering — 0.1%
AECOM	200	15,610
API Group Corp.(1)	1,100	24,860
Limbach Holdings, Inc.(1)	465	9,686
WillScot Mobile Mini Holdings Corp.(1)	2,100	90,468
		140,624
Consumer Finance — 1.5%
Ally Financial, Inc.	6,300	168,021
American Express Co.	1,900	301,264
Bread Financial Holdings, Inc.	1,300	36,634
Capital One Financial Corp.	4,200	437,682
Credit Acceptance Corp.(1)	100	44,568
Discover Financial Services	4,100	421,234
Encore Capital Group, Inc.(1)	800	34,456
Enova International, Inc.(1)	400	18,608
Green Dot Corp., Class A(1)	800	14,584
LendingClub Corp.(1)	700	5,740
Navient Corp.	2,400	36,360
Nelnet, Inc., Class A	200	18,500
OneMain Holdings, Inc.	2,700	102,222
PRA Group, Inc.(1)	400	7,480
PROG Holdings, Inc.(1)	900	29,367
Regional Management Corp.	300	7,845
SLM Corp.	6,900	105,294
SoFi Technologies, Inc.(1)	4,500	31,230
Synchrony Financial	8,800	272,448
World Acceptance Corp.(1)	100	11,119
		2,104,656
Consumer Staples Distribution & Retail — 2.4%
Andersons, Inc.	500	19,505
BJ's Wholesale Club Holdings, Inc.(1)	1,500	93,975
Costco Wholesale Corp.	1,710	874,768
Dollar General Corp.	1,300	261,417
Dollar Tree, Inc.(1)	2,315	312,247
PriceSmart, Inc.	203	14,713
SpartanNash Co.	1,006	23,037
Sprouts Farmers Market, Inc.(1)	3,300	114,048
Sysco Corp.	2,802	196,000
Target Corp.	2,900	379,697
United Natural Foods, Inc.(1)	1,600	42,736
US Foods Holding Corp.(1)	304	12,093
Walgreens Boots Alliance, Inc.	2,904	88,195
Walmart, Inc.	6,700	984,029
		3,416,460
Containers and Packaging — 0.7%
AptarGroup, Inc.	600	67,494
Ardagh Metal Packaging SA	1,300	4,693

Avery Dennison Corp.	400	64,452
Ball Corp.	1,600	81,856
Berry Global Group, Inc.	400	22,884
Crown Holdings, Inc.	705	53,742
Graphic Packaging Holding Co.	1,500	35,850
Greif, Inc., Class A	529	31,793
Greif, Inc., Class B	100	6,995
International Paper Co.	4,320	127,181
Myers Industries, Inc.	909	16,998
Packaging Corp. of America	1,803	223,626
Sealed Air Corp.	1,400	52,990
Silgan Holdings, Inc.	400	17,996
Sonoco Products Co.	2,000	119,720
WestRock Co.	3,600	100,836
		1,029,106
Distributors — 0.3%
Genuine Parts Co.	1,500	223,395
LKQ Corp.	1,800	94,950
Pool Corp.	200	63,246
		381,591
Diversified Consumer Services — 0.3%
ADT, Inc.	1,100	6,259
Adtalem Global Education, Inc.(1)	500	20,750
Bright Horizons Family Solutions, Inc.(1)	100	8,560
Frontdoor, Inc.(1)	600	18,498
Graham Holdings Co., Class B	100	56,475
Grand Canyon Education, Inc.(1)	800	83,808
H&R Block, Inc.	600	17,910
Laureate Education, Inc., Class A	3,678	44,504
OneSpaWorld Holdings Ltd.(1)	1,100	11,473
Perdoceo Education Corp.(1)	1,800	21,222
Service Corp. International	1,400	89,054
Strategic Education, Inc.	200	15,782
Stride, Inc.(1)	600	24,246
Udemy, Inc.(1)	146	1,460
Universal Technical Institute, Inc.(1)	1,300	8,359
		428,360
Diversified Telecommunication Services — 0.9%
AT&T, Inc.	19,446	305,885
Cogent Communications Holdings, Inc.	200	12,304
EchoStar Corp., Class A(1)	700	11,039
Iridium Communications, Inc.	2,102	126,204
Lumen Technologies, Inc.	4,710	9,326
Radius Global Infrastructure, Inc., Class A(1)	700	10,360
Verizon Communications, Inc.	22,301	794,585
		1,269,703
Electric Utilities — 0.4%
Edison International	3,314	223,761
Exelon Corp.	8,500	337,025
Genie Energy Ltd., Class B	500	7,045
		567,831
Electrical Equipment — 0.6%
Acuity Brands, Inc.	300	45,207
AMETEK, Inc.	700	101,549
Array Technologies, Inc.(1)	624	13,834

Atkore, Inc.(1)	1,300	151,801
Bloom Energy Corp., Class A(1)(2)	564	7,738
ChargePoint Holdings, Inc.(1)(2)	104	1,005
Eaton Corp. PLC	700	123,130
Encore Wire Corp.	507	82,981
EnerSys	300	29,181
FREYR Battery SA(1)(2)	1,200	8,664
FuelCell Energy, Inc.(1)(2)	3,006	6,373
Generac Holdings, Inc.(1)	100	10,892
GrafTech International Ltd.	2,400	10,296
Hubbell, Inc.	300	84,738
nVent Electric PLC	800	34,704
Powell Industries, Inc.	268	15,410
Regal Rexnord Corp.	400	51,956
Rockwell Automation, Inc.	200	55,720
Sensata Technologies Holding PLC	300	12,456
Sunrun, Inc.(1)(2)	700	12,348
Thermon Group Holdings, Inc.(1)	600	13,764
Vertiv Holdings Co.	119	2,297
		876,044
Electronic Equipment, Instruments and Components — 1.6%
Advanced Energy Industries, Inc.	600	58,890
Amphenol Corp., Class A	1,200	90,540
Arrow Electronics, Inc.(1)	600	75,984
Avnet, Inc.	1,400	61,376
Badger Meter, Inc.	200	27,574
Bel Fuse, Inc., Class B	101	4,968
Belden, Inc.	200	17,498
Benchmark Electronics, Inc.	400	9,444
CDW Corp.	700	120,183
Cognex Corp.	500	27,480
Coherent Corp.(1)	1,309	48,381
Corning, Inc.	10,400	320,424
CTS Corp.	500	22,835
ePlus, Inc.(1)	210	10,372
Fabrinet(1)	400	45,288
Flex Ltd.(1)	8,600	218,354
Insight Enterprises, Inc.(1)	300	40,566
IPG Photonics Corp.(1)	300	33,141
Jabil, Inc.	2,948	263,905
Keysight Technologies, Inc.(1)	1,200	194,160
Kimball Electronics, Inc.(1)	302	7,490
Knowles Corp.(1)	900	16,182
Littelfuse, Inc.	200	51,208
Methode Electronics, Inc.	400	17,220
Napco Security Technologies, Inc.	132	4,909
National Instruments Corp.	600	34,680
Novanta, Inc.(1)	100	16,560
OSI Systems, Inc.(1)	200	23,802
PC Connection, Inc.	200	8,994
Plexus Corp.(1)	212	19,224
Sanmina Corp.(1)	1,449	76,855
ScanSource, Inc.(1)	400	11,504
TD SYNNEX Corp.	200	17,876
TE Connectivity Ltd.	1,600	195,968

Trimble, Inc.(1)	300	14,001
TTM Technologies, Inc.(1)	1,505	20,618
Vishay Intertechnology, Inc.	3,332	85,899
Vishay Precision Group, Inc.(1)	403	14,073
Vontier Corp.	800	23,712
Zebra Technologies Corp., Class A(1)	100	26,257
		2,378,395
Energy Equipment and Services†
SEACOR Marine Holdings, Inc.(1)	6	48
Entertainment — 0.8%
AMC Entertainment Holdings, Inc., Class A(1)(2)	1,410	6,345
Electronic Arts, Inc.	1,000	128,000
IMAX Corp.(1)	600	10,404
Live Nation Entertainment, Inc.(1)	500	39,970
Madison Square Garden Entertainment Corp.(1)	288	10,106
Marcus Corp.(2)	600	9,168
Netflix, Inc.(1)	816	322,508
Playstudios, Inc.(1)	2,500	11,325
Playtika Holding Corp.(1)	54	541
Roku, Inc.(1)	200	11,640
Sphere Entertainment Co.(1)	300	7,161
Take-Two Interactive Software, Inc.(1)	1,800	247,914
Walt Disney Co.(1)	2,502	220,076
Warner Bros Discovery, Inc.(1)	6,232	70,297
World Wrestling Entertainment, Inc., Class A	1,107	112,161
		1,207,616
Financial Services — 2.9%
Apollo Global Management, Inc.	2,829	189,119
AvidXchange Holdings, Inc.(1)	600	5,814
Cannae Holdings, Inc.(1)	900	17,685
Cass Information Systems, Inc.	300	11,586
Enact Holdings, Inc.	500	12,170
Equitable Holdings, Inc.	8,800	215,952
Essent Group Ltd.	2,100	92,757
Euronet Worldwide, Inc.(1)	400	44,560
EVERTEC, Inc.	902	31,101
Federal Agricultural Mortgage Corp., Class C	200	26,762
Fidelity National Information Services, Inc.	700	38,199
Fiserv, Inc.(1)	709	79,543
FleetCor Technologies, Inc.(1)	400	90,620
Global Payments, Inc.	401	39,174
Jack Henry & Associates, Inc.	900	137,601
Marqeta, Inc., Class A(1)	321	1,537
Mastercard, Inc., Class A	2,600	949,052
MGIC Investment Corp.	6,100	92,232
NMI Holdings, Inc., Class A(1)	2,100	52,815
PayPal Holdings, Inc.(1)	2,200	136,378
PennyMac Financial Services, Inc.	800	48,832
Radian Group, Inc.	3,500	89,390
Remitly Global, Inc.(1)	1,308	23,989
Rocket Cos., Inc., Class A(1)	1,000	8,020
Shift4 Payments, Inc., Class A(1)	212	13,296
TFS Financial Corp.	700	7,917
Visa, Inc., Class A	6,300	1,392,489
Voya Financial, Inc.	2,400	162,720

Walker & Dunlop, Inc.	900	65,871
Western Union Co.	3,900	44,421
WEX, Inc.(1)	200	33,170
		4,154,772
Food Products — 0.9%
Alico, Inc.	101	2,338
Campbell Soup Co.	800	40,440
Darling Ingredients, Inc.(1)	2,400	152,112
General Mills, Inc.	1,600	134,656
Hershey Co.	900	233,730
Hormel Foods Corp.	1,100	42,075
J M Smucker Co.	900	131,931
Kellogg Co.	900	60,093
Lamb Weston Holdings, Inc.	1,700	189,040
Lancaster Colony Corp.	200	39,316
McCormick & Co., Inc.	400	34,292
Mondelez International, Inc., Class A	3,700	271,617
		1,331,640
Ground Transportation — 2.4%
ArcBest Corp.	700	58,646
Covenant Logistics Group, Inc.	210	8,016
CSX Corp.	19,438	596,163
Daseke, Inc.(1)	900	5,400
Heartland Express, Inc.	800	12,480
JB Hunt Transport Services, Inc.	1,400	233,758
Knight-Swift Transportation Holdings, Inc.	1,600	87,984
Landstar System, Inc.	800	140,304
Marten Transport Ltd.	1,419	30,012
Norfolk Southern Corp.	2,111	439,468
Old Dominion Freight Line, Inc.	1,211	375,943
RXO, Inc.(1)	1,401	29,239
Ryder System, Inc.	1,300	102,479
Saia, Inc.(1)	500	142,080
Schneider National, Inc., Class B	1,400	36,288
Uber Technologies, Inc.(1)	3,100	117,583
U-Haul Holding Co.	103	5,435
U-Haul Holding Co., Non-Voting Shares	1,062	49,160
Union Pacific Corp.	4,600	885,592
Werner Enterprises, Inc.	1,200	52,704
XPO, Inc.(1)	737	34,587
		3,443,321
Health Care Equipment and Supplies — 2.0%
Abbott Laboratories	5,000	510,000
Align Technology, Inc.(1)	200	56,532
Avanos Medical, Inc.(1)	400	9,800
Baxter International, Inc.	1,200	48,864
Becton Dickinson & Co.	500	120,880
Boston Scientific Corp.(1)	4,000	205,920
Contra Abiomed, Inc.(1)	112	114
Cooper Cos., Inc.	200	74,306
DENTSPLY SIRONA, Inc.	1,321	47,715
DexCom, Inc.(1)	703	82,434
Edwards Lifesciences Corp.(1)	2,405	202,573
Embecta Corp.	203	5,617
Glaukos Corp.(1)	400	22,808

Globus Medical, Inc., Class A(1)	500	27,065
Haemonetics Corp.(1)	417	35,278
Hologic, Inc.(1)	4,001	315,639
IDEXX Laboratories, Inc.(1)	344	159,881
Inogen, Inc.(1)	212	2,232
Insulet Corp.(1)	100	27,425
Intuitive Surgical, Inc.(1)	638	196,402
Medtronic PLC	3,000	248,280
Merit Medical Systems, Inc.(1)	517	42,601
Neogen Corp.(1)	600	10,494
OraSure Technologies, Inc.(1)	1,305	6,564
Penumbra, Inc.(1)	100	30,734
PROCEPT BioRobotics Corp.(1)	20	669
QuidelOrtho Corp.(1)	703	59,853
ResMed, Inc.	300	63,237
Stryker Corp.	600	165,348
Teleflex, Inc.	200	46,950
UFP Technologies, Inc.(1)	42	6,495
Utah Medical Products, Inc.	9	841
Zimmer Biomet Holdings, Inc.	1,000	127,340
Zimvie, Inc.(1)	401	4,002
		2,964,893
Health Care Providers and Services — 2.8%
23andMe Holding Co., Class A(1)	3,512	6,743
Acadia Healthcare Co., Inc.(1)	502	35,456
Accolade, Inc.(1)	319	3,841
agilon health, Inc.(1)	1,001	19,900
AmerisourceBergen Corp.	1,100	187,165
AMN Healthcare Services, Inc.(1)	901	85,559
Apollo Medical Holdings, Inc.(1)	8	253
Cardinal Health, Inc.	2,300	189,290
Castle Biosciences, Inc.(1)	110	2,687
Centene Corp.(1)	4,503	281,032
Chemed Corp.	100	53,377
Cigna Group	600	148,446
CorVel Corp.(1)	100	19,544
Cross Country Healthcare, Inc.(1)	761	19,406
CVS Health Corp.	2,300	156,469
DaVita, Inc.(1)	300	28,101
Elevance Health, Inc.	1,200	537,384
Ensign Group, Inc.	1,000	88,610
Fulgent Genetics, Inc.(1)	309	12,289
Guardant Health, Inc.(1)	12	352
HCA Healthcare, Inc.	400	105,676
HealthEquity, Inc.(1)	500	27,400
Henry Schein, Inc.(1)	604	44,636
Hims & Hers Health, Inc.(1)	654	5,847
Humana, Inc.	612	307,144
Laboratory Corp. of America Holdings	900	191,277
McKesson Corp.	400	156,336
ModivCare, Inc.(1)	100	4,493
Molina Healthcare, Inc.(1)	1,200	328,680
National Research Corp.	300	13,470
NeoGenomics, Inc.(1)	616	10,583
Owens & Minor, Inc.(1)	1,400	28,434

Patterson Cos., Inc.	912	23,885
Premier, Inc., Class A	1,500	37,500
Privia Health Group, Inc.(1)	32	798
Quest Diagnostics, Inc.	300	39,795
R1 RCM, Inc.(1)	1,205	19,581
UnitedHealth Group, Inc.	1,706	831,232
		4,052,671
Health Care Technology — 0.1%
American Well Corp., Class A(1)	2,705	5,978
Doximity, Inc., Class A(1)	13	399
Evolent Health, Inc., Class A(1)	129	3,759
Health Catalyst, Inc.(1)	654	7,364
NextGen Healthcare, Inc.(1)	700	10,899
Phreesia, Inc.(1)	220	6,604
Teladoc Health, Inc.(1)	300	6,945
Veeva Systems, Inc., Class A(1)	300	49,710
Veradigm, Inc.(1)	3,401	40,064
		131,722
Hotels, Restaurants and Leisure — 1.9%
Airbnb, Inc., Class A(1)	600	65,862
Aramark	400	15,792
BJ's Restaurants, Inc.(1)	400	11,912
Bloomin' Brands, Inc.	1,100	26,279
Booking Holdings, Inc.(1)	300	752,631
Cheesecake Factory, Inc.	1,200	37,596
Chipotle Mexican Grill, Inc.(1)	217	450,599
Choice Hotels International, Inc.	600	68,094
Cracker Barrel Old Country Store, Inc.(2)	600	58,812
Darden Restaurants, Inc.	1,537	243,645
Dave & Buster's Entertainment, Inc.(1)	400	12,860
DoorDash, Inc., Class A(1)	400	26,116
Hilton Grand Vacations, Inc.(1)	400	17,100
Jack in the Box, Inc.	200	17,312
Marriott Vacations Worldwide Corp.	100	12,322
McDonald's Corp.	1,300	370,643
Papa John's International, Inc.	129	9,044
Ruth's Hospitality Group, Inc.	1,000	21,430
Sabre Corp.(1)(2)	1,100	3,410
SeaWorld Entertainment, Inc.(1)	200	11,152
Six Flags Entertainment Corp.(1)	300	7,665
Starbucks Corp.	1,400	136,696
Texas Roadhouse, Inc.	1,500	161,850
Travel + Leisure Co.	300	10,941
Vail Resorts, Inc.	100	24,320
Wendy's Co.	1,400	30,814
Wingstop, Inc.	102	20,335
Wyndham Hotels & Resorts, Inc.	500	34,125
Yum! Brands, Inc.	700	90,083
		2,749,440
Household Durables — 1.6%
Beazer Homes USA, Inc.(1)	700	14,189
Cavco Industries, Inc.(1)	110	27,388
Century Communities, Inc.	679	43,205
D.R. Horton, Inc.	2,330	248,937
Ethan Allen Interiors, Inc.	600	15,018

Garmin Ltd.	700	72,205
GoPro, Inc., Class A(1)	2,700	11,340
Green Brick Partners, Inc.(1)	730	34,945
Hovnanian Enterprises, Inc., Class A(1)	200	16,792
Installed Building Products, Inc.	343	35,857
iRobot Corp.(1)	200	7,090
KB Home	1,000	43,330
La-Z-Boy, Inc.	1,068	28,537
Leggett & Platt, Inc.	710	21,641
Lennar Corp., B Shares	273	25,812
Lennar Corp., Class A	2,751	294,687
LGI Homes, Inc.(1)	100	11,377
M/I Homes, Inc.(1)	763	53,921
MDC Holdings, Inc.	500	20,140
Meritage Homes Corp.	828	95,493
Mohawk Industries, Inc.(1)	400	36,816
Newell Brands, Inc.	2,600	21,606
NVR, Inc.(1)	44	244,386
PulteGroup, Inc.	4,200	277,536
Skyline Champion Corp.(1)	1,100	63,943
Sonos, Inc.(1)	1,100	15,983
Taylor Morrison Home Corp.(1)	2,900	123,047
Tempur Sealy International, Inc.	1,300	46,332
Toll Brothers, Inc.	1,400	94,780
TopBuild Corp.(1)	100	20,166
Tri Pointe Homes, Inc.(1)	2,500	73,025
Whirlpool Corp.	1,100	142,219
		2,281,743
Household Products — 1.1%
Church & Dwight Co., Inc.	1,400	129,430
Clorox Co.	901	142,520
Colgate-Palmolive Co.	4,600	342,148
Energizer Holdings, Inc.	400	13,040
Kimberly-Clark Corp.	2,300	308,844
Procter & Gamble Co.	4,900	698,250
		1,634,232
Independent Power and Renewable Electricity Producers — 0.1%
Brookfield Renewable Corp., Class A	1,100	36,938
Ormat Technologies, Inc.	604	51,400
Sunnova Energy International, Inc.(1)(2)	1,200	21,192
		109,530
Industrial Conglomerates — 0.1%
Honeywell International, Inc.	900	172,440
Insurance — 5.1%
Aflac, Inc.	5,900	378,839
Allstate Corp.	2,119	229,806
American Financial Group, Inc.	1,200	134,724
American International Group, Inc.	6,400	338,112
AMERISAFE, Inc.	300	15,318
Aon PLC, Class A	1,000	308,290
Arch Capital Group Ltd.(1)	4,900	341,530
Argo Group International Holdings Ltd.	400	11,724
Arthur J Gallagher & Co.	1,300	260,429
Assurant, Inc.	600	71,994
Assured Guaranty Ltd.	1,000	51,750

Axis Capital Holdings Ltd.	2,100	108,990
Brighthouse Financial, Inc.(1)	1,500	60,390
Brown & Brown, Inc.	400	24,932
Chubb Ltd.	2,100	390,180
Cincinnati Financial Corp.	1,400	135,100
CNA Financial Corp.	300	11,058
CNO Financial Group, Inc.	2,000	43,420
Erie Indemnity Co., Class A	300	64,230
Everest Re Group Ltd.	600	204,012
Fidelity National Financial, Inc.	4,900	167,286
First American Financial Corp.	1,800	98,874
Genworth Financial, Inc., Class A(1)	8,300	44,405
Globe Life, Inc.	1,500	154,770
Hanover Insurance Group, Inc.	600	66,876
Hartford Financial Services Group, Inc.	4,900	335,748
Hippo Holdings, Inc.(1)(2)	202	3,175
Horace Mann Educators Corp.	700	21,035
Kemper Corp.	400	17,312
Kinsale Capital Group, Inc.	300	90,894
Lincoln National Corp.	1,700	35,564
Markel Group, Inc.(1)	100	131,473
Marsh & McLennan Cos., Inc.	1,100	190,498
Mercury General Corp.	400	12,004
MetLife, Inc.	5,200	257,660
Old Republic International Corp.	5,100	124,899
Oscar Health, Inc., Class A(1)	1,300	9,542
Primerica, Inc.	900	163,818
Principal Financial Group, Inc.	3,600	235,656
Progressive Corp.	3,100	396,521
Prudential Financial, Inc.	2,800	220,332
Reinsurance Group of America, Inc.	1,200	168,000
RenaissanceRe Holdings Ltd.	600	113,022
RLI Corp.	400	49,540
Selective Insurance Group, Inc.	1,000	96,730
SiriusPoint Ltd.(1)	539	5,018
Stewart Information Services Corp.	532	23,855
Travelers Cos., Inc.	2,800	473,872
United Fire Group, Inc.	115	2,470
Unum Group	3,000	130,350
W R Berkley Corp.	2,500	139,200
White Mountains Insurance Group Ltd.	100	135,419
Willis Towers Watson PLC	400	87,540
		7,388,186
Interactive Media and Services — 4.3%
Alphabet, Inc., Class A(1)	18,314	2,250,241
Alphabet, Inc., Class C(1)	16,000	1,973,920
Cargurus, Inc.(1)	2,670	50,169
Cars.com, Inc.(1)	2,100	37,065
IAC, Inc.(1)	424	23,676
Match Group, Inc.(1)	400	13,800
Meta Platforms, Inc., Class A(1)	6,868	1,818,097
Pinterest, Inc., Class A(1)	1,500	35,910
Shutterstock, Inc.	400	19,908
Snap, Inc., Class A(1)	900	9,180
TripAdvisor, Inc.(1)	407	6,333

Yelp, Inc.(1)	614	20,569
Ziff Davis, Inc.(1)	300	17,712
ZipRecruiter, Inc., Class A(1)	710	10,984
ZoomInfo Technologies, Inc.(1)	400	9,892
		6,297,456
IT Services — 1.4%
Accenture PLC, Class A	2,000	611,840
Akamai Technologies, Inc.(1)	1,500	138,180
Amdocs Ltd.	1,000	94,170
Cloudflare, Inc., Class A(1)	200	13,832
Cognizant Technology Solutions Corp., Class A	3,100	193,719
DigitalOcean Holdings, Inc.(1)(2)	213	8,339
DXC Technology Co.(1)	5,500	137,665
EPAM Systems, Inc.(1)	125	32,077
Gartner, Inc.(1)	500	171,430
Globant SA(1)	113	20,771
GoDaddy, Inc., Class A(1)	1,400	102,732
Hackett Group, Inc.	500	9,695
International Business Machines Corp.	2,000	257,180
Kyndryl Holdings, Inc.(1)	4,800	60,288
MongoDB, Inc.(1)	100	29,379
Okta, Inc.(1)	100	9,090
Snowflake, Inc., Class A(1)	500	82,680
Squarespace, Inc., Class A(1)	39	1,146
Twilio, Inc., Class A(1)	300	20,886
VeriSign, Inc.(1)	300	66,996
		2,062,095
Leisure Products — 0.3%
Acushnet Holdings Corp.	500	22,380
Brunswick Corp.	1,600	120,800
Funko, Inc., Class A(1)	28	342
Hasbro, Inc.	200	11,870
Malibu Boats, Inc., Class A(1)	500	26,225
MasterCraft Boat Holdings, Inc.(1)	500	13,250
Mattel, Inc.(1)	1,800	31,338
Polaris, Inc.	800	86,168
Topgolf Callaway Brands Corp.(1)	700	11,949
YETI Holdings, Inc.(1)	1,964	71,823
		396,145
Life Sciences Tools and Services — 1.1%
10X Genomics, Inc., Class A(1)	2	105
Adaptive Biotechnologies Corp.(1)	520	3,619
Agilent Technologies, Inc.	801	92,652
Avantor, Inc.(1)	1,306	26,042
Azenta, Inc.(1)	700	30,275
Bio-Rad Laboratories, Inc., Class A(1)	100	37,335
Bio-Techne Corp.	428	35,006
Bruker Corp.	700	48,370
Charles River Laboratories International, Inc.(1)	106	20,498
Danaher Corp.	1,005	230,768
Illumina, Inc.(1)	310	60,961
IQVIA Holdings, Inc.(1)	507	99,833
Maravai LifeSciences Holdings, Inc., Class A(1)	600	7,704
Medpace Holdings, Inc.(1)	200	41,394
Mettler-Toledo International, Inc.(1)	200	264,374

OmniAb, Inc.(1)	1,145	4,946
OmniAb, Inc.(1)	47	124
OmniAb, Inc.(1)	47	118
Quantum-Si, Inc.(1)	807	1,219
Repligen Corp.(1)	100	16,792
Revvity, Inc.	200	23,064
SomaLogic, Inc.(1)	900	2,727
Syneos Health, Inc.(1)	200	8,320
Thermo Fisher Scientific, Inc.	600	305,076
Waters Corp.(1)	418	105,010
West Pharmaceutical Services, Inc.	405	135,525
		1,601,857
Machinery — 2.4%
AGCO Corp.	700	77,196
Allison Transmission Holdings, Inc.	800	37,840
Barnes Group, Inc.	500	19,675
Commercial Vehicle Group, Inc.(1)	953	9,349
Crane Co.	168	12,207
Cummins, Inc.	1,620	331,144
Deere & Co.	2,007	694,382
Dover Corp.	300	39,999
Franklin Electric Co., Inc.	300	27,288
Gates Industrial Corp. PLC(1)	700	8,204
Graco, Inc.	1,138	87,046
Helios Technologies, Inc.	306	15,132
Hyliion Holdings Corp.(1)(2)	1,101	1,806
IDEX Corp.	200	39,832
Illinois Tool Works, Inc.	1,200	262,476
Ingersoll Rand, Inc.	1,800	101,988
ITT, Inc.	800	60,928
John Bean Technologies Corp.	43	4,584
Kennametal, Inc.	1,551	38,651
Lincoln Electric Holdings, Inc.	1,000	169,660
Lindsay Corp.	46	5,419
Middleby Corp.(1)	100	13,200
Mueller Industries, Inc.	1,411	104,781
Nordson Corp.	200	43,586
Oshkosh Corp.	1,234	91,106
Otis Worldwide Corp.	800	63,608
PACCAR, Inc.	5,231	359,788
Parker-Hannifin Corp.	200	64,088
Pentair PLC	300	16,641
Shyft Group, Inc.	524	12,319
Snap-on, Inc.	700	174,202
SPX Technologies, Inc.(1)	327	24,970
Stanley Black & Decker, Inc.	300	22,491
Tennant Co.	300	21,930
Terex Corp.	1,569	72,754
Timken Co.	800	57,240
Titan International, Inc.(1)	1,205	11,917
Toro Co.	900	88,047
Watts Water Technologies, Inc., Class A	200	31,690
Westinghouse Air Brake Technologies Corp.	700	64,841
Xylem, Inc.	872	87,374
		3,471,379

Marine Transportation — 0.1%
Costamare, Inc.	900	6,948
Matson, Inc.	1,005	68,672
Safe Bulkers, Inc.(2)	2,200	6,974
		82,594
Media — 0.9%
Altice USA, Inc., Class A(1)	431	1,104
AMC Networks, Inc., Class A(1)	314	3,551
Cable One, Inc.	40	24,473
Charter Communications, Inc., Class A(1)	200	65,230
Comcast Corp., Class A	10,600	417,110
Cumulus Media, Inc., Class A(1)	306	985
Daily Journal Corp.(1)	1	295
DISH Network Corp., Class A(1)	2,810	18,068
Entravision Communications Corp., Class A	1,700	7,021
Fox Corp., Class A	4,030	125,736
Fox Corp., Class B	1,716	50,125
Interpublic Group of Cos., Inc.	2,400	89,256
John Wiley & Sons, Inc., Class A	200	7,200
Liberty Broadband Corp., Class A(1)	100	7,387
Liberty Broadband Corp., Class C(1)	500	37,050
New York Times Co., Class A	1,200	42,504
News Corp., Class A	3,100	56,761
News Corp., Class B	900	16,632
Nexstar Media Group, Inc., Class A	200	30,184
Omnicom Group, Inc.	1,100	97,009
Paramount Global, Class B	4,700	71,487
PubMatic, Inc., Class A(1)	600	10,530
Quotient Technology, Inc.(1)	321	867
Scholastic Corp.	734	31,180
Sinclair Broadcast Group, Inc., Class A(2)	400	6,152
Sirius XM Holdings, Inc.(2)	1,900	6,764
TechTarget, Inc.(1)	200	6,948
Thryv Holdings, Inc.(1)	400	9,320
Trade Desk, Inc., Class A(1)	800	56,064
WideOpenWest, Inc.(1)	1,702	12,935
		1,309,928
Metals and Mining — 0.5%
Arconic Corp.(1)	1,412	40,821
Commercial Metals Co.	2,500	106,875
Newmont Corp.	5,600	227,080
Reliance Steel & Aluminum Co.	832	195,254
Royal Gold, Inc.	700	86,688
Schnitzer Steel Industries, Inc., Class A	607	16,698
		673,416
Oil, Gas and Consumable Fuels†
Epsilon Energy Ltd.	505	2,480
Evolution Petroleum Corp.	1,400	10,976
NACCO Industries, Inc., Class A	102	3,208
Teekay Tankers Ltd., Class A	401	14,488
		31,152
Paper and Forest Products — 0.1%
Clearwater Paper Corp.(1)	400	12,156
Glatfelter Corp.	800	2,296
Louisiana-Pacific Corp.	2,004	117,274

Mercer International, Inc.	1,200	10,392
		142,118
Personal Care Products — 0.2%
Edgewell Personal Care Co.	300	11,685
Estee Lauder Cos., Inc., Class A	1,100	202,433
Herbalife Ltd.(1)	303	3,588
Nu Skin Enterprises, Inc., Class A	606	20,198
		237,904
Pharmaceuticals — 4.4%
Arvinas, Inc.(1)	902	19,691
Assertio Holdings, Inc.(1)(2)	1,702	10,774
Bristol-Myers Squibb Co.	15,002	966,729
Catalent, Inc.(1)	400	14,892
Concert Pharmaceuticals, Inc.(1)	70	26
Corcept Therapeutics, Inc.(1)	660	15,503
DICE Therapeutics, Inc.(1)	523	16,532
Elanco Animal Health, Inc.(1)	1,700	13,855
Eli Lilly & Co.	303	130,126
Harrow Health, Inc.(1)	860	16,220
Innoviva, Inc.(1)	1,405	18,953
Jazz Pharmaceuticals PLC(1)	935	119,830
Johnson & Johnson	10,400	1,612,624
Ligand Pharmaceuticals, Inc.(1)	222	15,558
Merck & Co., Inc.	14,100	1,556,781
Pfizer, Inc.	31,007	1,178,886
Pliant Therapeutics, Inc.(1)	40	865
ProPhase Labs, Inc.(1)(2)	301	2,857
Royalty Pharma PLC, Class A	2,000	65,480
Supernus Pharmaceuticals, Inc.(1)	710	23,529
Theravance Biopharma, Inc.(1)(2)	905	10,118
Ventyx Biosciences, Inc.(1)	245	8,445
Viatris, Inc.	22,800	208,620
Zoetis, Inc.	1,900	309,719
		6,336,613
Professional Services — 1.6%
ASGN, Inc.(1)	200	13,086
Automatic Data Processing, Inc.	2,900	606,071
Barrett Business Services, Inc.	156	13,104
Booz Allen Hamilton Holding Corp.	700	70,406
Broadridge Financial Solutions, Inc., ADR	500	73,360
CACI International, Inc., Class A(1)	3	898
CBIZ, Inc.(1)	1,044	52,639
Clarivate PLC(1)	2,143	16,716
Concentrix Corp.	300	26,310
CoStar Group, Inc.(1)	900	71,460
CRA International, Inc.	200	18,534
CSG Systems International, Inc.	700	33,586
Dun & Bradstreet Holdings, Inc.	700	7,000
Equifax, Inc.	300	62,586
ExlService Holdings, Inc.(1)	200	30,188
Exponent, Inc.	223	20,364
Franklin Covey Co.(1)	300	11,076
FTI Consulting, Inc.(1)	100	18,801
Genpact Ltd.	700	25,746
Heidrick & Struggles International, Inc.	600	14,550

IBEX Holdings Ltd.(1)	106	2,171
Insperity, Inc.	728	80,604
Jacobs Solutions, Inc.	200	21,920
KBR, Inc.	401	23,667
Kelly Services, Inc., Class A	600	10,488
Kforce, Inc.	600	34,554
Korn Ferry	910	42,770
Leidos Holdings, Inc.	200	15,612
ManpowerGroup, Inc.	800	56,136
Maximus, Inc.	200	16,192
NV5 Global, Inc.(1)	102	9,243
Paychex, Inc.	2,600	272,818
Paycom Software, Inc.	200	56,026
Paylocity Holding Corp.(1)	103	17,793
Planet Labs PBC(1)	3,210	14,734
RCM Technologies, Inc.(1)	11	178
Resources Connection, Inc.	301	4,599
Robert Half International, Inc.	2,300	149,546
Science Applications International Corp.	200	19,466
SS&C Technologies Holdings, Inc.	400	21,984
TransUnion	400	28,792
TriNet Group, Inc.(1)	800	71,096
TrueBlue, Inc.(1)	900	14,886
TTEC Holdings, Inc.	200	6,344
Verisk Analytics, Inc.	500	109,555
		2,287,655
Real Estate Management and Development — 0.4%
Anywhere Real Estate, Inc.(1)	700	4,249
CBRE Group, Inc., Class A(1)	1,927	144,371
Cushman & Wakefield PLC(1)	1,300	10,309
Forestar Group, Inc.(1)	600	12,198
FRP Holdings, Inc.(1)	33	1,743
Howard Hughes Corp.(1)	500	37,285
Jones Lang LaSalle, Inc.(1)	622	87,291
Kennedy-Wilson Holdings, Inc.	2,208	34,069
Marcus & Millichap, Inc.	800	23,480
Newmark Group, Inc., Class A	1,898	10,857
Opendoor Technologies, Inc.(1)(2)	9,386	24,779
RE/MAX Holdings, Inc., Class A	500	9,345
RMR Group, Inc., Class A	209	4,500
Tejon Ranch Co.(1)	301	5,087
Zillow Group, Inc., Class A(1)	332	14,870
Zillow Group, Inc., Class C(1)	2,446	111,562
		535,995
Semiconductors and Semiconductor Equipment — 7.5%
Advanced Micro Devices, Inc.(1)	7,600	898,396
Allegro MicroSystems, Inc.(1)	500	19,665
Amkor Technology, Inc.	1,302	32,264
Analog Devices, Inc.	1,200	213,228
Applied Materials, Inc.	6,500	866,450
Axcelis Technologies, Inc.(1)	700	110,285
Broadcom, Inc.	1,000	807,960
CEVA, Inc.(1)	110	2,752
Cirrus Logic, Inc.(1)	707	54,920
Cohu, Inc.(1)	607	23,272

Enphase Energy, Inc.(1)	702	122,064
Entegris, Inc.	800	84,200
First Solar, Inc.(1)	500	101,480
FormFactor, Inc.(1)	700	21,903
GLOBALFOUNDRIES, Inc.(1)(2)	433	25,257
Intel Corp.	18,000	565,920
KLA Corp.	1,300	575,887
Kulicke & Soffa Industries, Inc.	1,157	61,182
Lam Research Corp.	1,204	742,507
Lattice Semiconductor Corp.(1)	400	32,524
Marvell Technology, Inc.	1,800	105,282
MaxLinear, Inc.(1)	1,416	41,361
Micron Technology, Inc.	10,400	709,280
MKS Instruments, Inc.	700	68,117
Monolithic Power Systems, Inc.	100	48,991
NVIDIA Corp.	4,500	1,702,530
NXP Semiconductors NV	900	161,190
ON Semiconductor Corp.(1)	5,931	495,832
Onto Innovation, Inc.(1)	500	53,675
PDF Solutions, Inc.(1)	400	16,900
Photronics, Inc.(1)	1,611	34,201
Qorvo, Inc.(1)	500	48,630
QUALCOMM, Inc.	5,600	635,096
Rambus, Inc.(1)	900	57,564
Semtech Corp.(1)	300	6,522
Skyworks Solutions, Inc.	807	83,533
SolarEdge Technologies, Inc.(1)	200	56,966
Synaptics, Inc.(1)	438	37,685
Teradyne, Inc.	2,400	240,456
Texas Instruments, Inc.	4,902	852,360
Ultra Clean Holdings, Inc.(1)	1,029	35,274
Universal Display Corp.	200	29,466
Veeco Instruments, Inc.(1)	500	12,205
Wolfspeed, Inc.(1)	700	33,628
		10,928,860
Software — 7.8%
A10 Networks, Inc.	1,108	16,498
ACI Worldwide, Inc.(1)	400	9,124
Adeia, Inc.	545	5,346
Adobe, Inc.(1)	700	292,453
Altair Engineering, Inc., Class A(1)	1	73
ANSYS, Inc.(1)	100	32,359
Autodesk, Inc.(1)	700	139,573
Bentley Systems, Inc., Class B	500	24,390
Bills Holdings, Inc.(1)	200	20,716
Black Knight, Inc.(1)	192	11,094
Box, Inc., Class A(1)	600	16,902
C3.ai, Inc., Class A(1)(2)	600	24,006
Cadence Design Systems, Inc.(1)	1,005	232,065
CommVault Systems, Inc.(1)	200	13,938
Consensus Cloud Solutions, Inc.(1)	200	7,290
CoreCard Corp.(1)(2)	118	2,839
Crowdstrike Holdings, Inc., Class A(1)	500	80,065
Datadog, Inc., Class A(1)	400	37,964
Digital Turbine, Inc.(1)	318	2,907

DocuSign, Inc.(1)	900	50,760
Dolby Laboratories, Inc., Class A	400	33,012
Dropbox, Inc., Class A(1)	716	16,482
Dynatrace, Inc.(1)	300	15,297
Elastic NV(1)	200	14,564
Envestnet, Inc.(1)	200	10,466
Fair Isaac Corp.(1)	100	78,767
Fortinet, Inc.(1)	4,027	275,165
Gen Digital, Inc.	1,700	29,818
Guidewire Software, Inc.(1)	309	25,641
HubSpot, Inc.(1)	5	2,590
InterDigital, Inc.	852	70,750
Intuit, Inc.	400	167,648
JFrog Ltd.(1)	36	877
LiveRamp Holdings, Inc.(1)	300	7,302
Manhattan Associates, Inc.(1)	400	72,568
Marathon Digital Holdings, Inc.(1)(2)	818	8,008
Microsoft Corp.	23,600	7,750,004
NCR Corp.(1)	1,000	23,700
Nutanix, Inc., Class A(1)	500	14,810
Olo, Inc., Class A(1)	2	14
Oracle Corp. (New York)	2,240	237,306
Palantir Technologies, Inc., Class A(1)	2,300	33,833
Palo Alto Networks, Inc.(1)	1,800	384,102
Progress Software Corp.	300	18,000
PROS Holdings, Inc.(1)	107	3,244
PTC, Inc.(1)	200	26,880
Qualys, Inc.(1)	400	50,504
Rapid7, Inc.(1)	201	9,592
RingCentral, Inc., Class A(1)	100	3,470
Roper Technologies, Inc.	105	47,693
Salesforce, Inc.(1)	900	201,042
ServiceNow, Inc.(1)	400	217,912
Smartsheet, Inc., Class A(1)	112	5,553
Splunk, Inc.(1)	100	9,929
SPS Commerce, Inc.(1)	200	31,160
Synopsys, Inc.(1)	306	139,218
Tenable Holdings, Inc.(1)	200	8,198
Teradata Corp.(1)	707	33,130
Tyler Technologies, Inc.(1)	100	39,696
Unity Software, Inc.(1)	200	5,944
Varonis Systems, Inc.(1)	250	6,570
VMware, Inc., Class A(1)	600	81,774
Workday, Inc., Class A(1)	300	63,597
Workiva, Inc.(1)	27	2,615
Xperi, Inc.(1)	352	4,164
Zoom Video Communications, Inc., Class A(1)	500	33,565
Zscaler, Inc.(1)	100	13,548
		11,350,084
Specialty Retail — 3.6%
Aaron's Co., Inc.	500	6,120
Abercrombie & Fitch Co., Class A(1)	1,600	49,648
Advance Auto Parts, Inc.	1,200	87,468
American Eagle Outfitters, Inc.	2,900	29,493
Asbury Automotive Group, Inc.(1)	426	89,081

AutoNation, Inc.(1)	1,100	144,012
AutoZone, Inc.(1)	43	102,634
Bath & Body Works, Inc.	700	24,668
Best Buy Co., Inc.	3,200	232,544
Big 5 Sporting Goods Corp.	700	5,292
Boot Barn Holdings, Inc.(1)	233	15,755
Buckle, Inc.	800	24,568
Build-A-Bear Workshop, Inc.	700	12,726
Burlington Stores, Inc.(1)	750	112,845
Caleres, Inc.	1,100	18,986
Camping World Holdings, Inc., Class A	28	755
CarMax, Inc.(1)	1,416	102,249
Cato Corp., Class A	600	4,836
Chewy, Inc., Class A(1)	600	17,694
Chico's FAS, Inc.(1)	3,400	15,436
Children's Place, Inc.(1)(2)	300	4,509
Conn's, Inc.(1)	600	2,436
Dick's Sporting Goods, Inc.	900	114,759
Five Below, Inc.(1)	700	120,764
Floor & Decor Holdings, Inc., Class A(1)	600	54,786
Foot Locker, Inc.	1,900	48,108
GameStop Corp., Class A(1)	800	19,240
Gap, Inc.	3,900	31,278
Genesco, Inc.(1)	400	7,212
Group 1 Automotive, Inc.	400	89,404
Guess?, Inc.	1,100	21,131
Haverty Furniture Cos., Inc.	400	10,556
Hibbett, Inc.	300	10,806
Home Depot, Inc.	2,006	568,601
Leslie's, Inc.(1)	600	5,688
Lithia Motors, Inc.	600	139,968
Lowe's Cos., Inc.	1,200	241,356
MarineMax, Inc.(1)	600	17,022
National Vision Holdings, Inc.(1)	300	7,575
ODP Corp.(1)	952	38,137
O'Reilly Automotive, Inc.(1)	200	180,662
Penske Automotive Group, Inc.	600	82,932
PetMed Express, Inc.	400	5,932
Revolve Group, Inc.(1)	3	46
RH(1)	200	48,996
Ross Stores, Inc.	3,738	387,331
Sally Beauty Holdings, Inc.(1)	1,100	12,386
Shoe Carnival, Inc.	400	7,828
Signet Jewelers Ltd.	1,400	88,886
Sleep Number Corp.(1)	200	3,628
Sonic Automotive, Inc., Class A	500	20,720
Tilly's, Inc., Class A(1)	1,100	8,580
TJX Cos., Inc.	9,600	737,184
Tractor Supply Co.	1,700	356,303
Ulta Beauty, Inc.(1)	900	368,847
Upbound Group, Inc.	1,235	36,939
Urban Outfitters, Inc.(1)	1,100	33,902
Victoria's Secret & Co.(1)	2,200	44,924
Wayfair, Inc., Class A(1)	100	4,032
Williams-Sonoma, Inc.	1,100	124,861

Zumiez, Inc.(1)	500	8,035
		5,213,100
Technology Hardware, Storage and Peripherals — 6.3%
Apple, Inc.	47,700	8,454,825
Avid Technology, Inc.(1)	400	9,600
Dell Technologies, Inc., Class C	1,400	62,734
Eastman Kodak Co.(1)	209	1,047
Hewlett Packard Enterprise Co.	6,400	92,288
HP, Inc.	3,000	87,180
Immersion Corp.	817	5,784
NetApp, Inc.	1,600	106,160
Pure Storage, Inc., Class A(1)	800	23,032
Seagate Technology Holdings PLC	1,144	68,755
Super Micro Computer, Inc.(1)	602	134,818
Western Digital Corp.(1)	1,800	69,714
Xerox Holdings Corp.	1,200	16,884
		9,132,821
Textiles, Apparel and Luxury Goods — 1.4%
Capri Holdings Ltd.(1)	3,400	119,340
Carter's, Inc.	900	55,953
Columbia Sportswear Co.	600	44,298
Crocs, Inc.(1)	600	67,368
Deckers Outdoor Corp.(1)	200	95,000
Fossil Group, Inc.(1)	1,200	2,436
Hanesbrands, Inc.	2,700	11,097
Kontoor Brands, Inc.	700	27,412
Levi Strauss & Co., Class A	1,400	18,522
lululemon athletica, Inc.(1)	1,025	340,228
Movado Group, Inc.	400	10,180
NIKE, Inc., Class B	5,200	547,352
Oxford Industries, Inc.	500	49,970
PVH Corp.	900	77,418
Ralph Lauren Corp.	900	95,679
Skechers USA, Inc., Class A(1)	1,200	61,644
Steven Madden Ltd.	1,741	54,337
Tapestry, Inc.	5,500	220,110
Under Armour, Inc., Class A(1)	1,700	12,257
Under Armour, Inc., Class C(1)	2,000	13,160
VF Corp.	2,300	39,606
		1,963,367
Trading Companies and Distributors — 1.3%
Air Lease Corp.	2,300	87,446
Applied Industrial Technologies, Inc.	400	49,184
Beacon Roofing Supply, Inc.(1)	200	12,788
BlueLinx Holdings, Inc.(1)	181	14,882
Boise Cascade Co.	1,300	93,366
Fastenal Co.	3,800	204,630
FTAI Aviation Ltd.	819	22,973
GATX Corp.	800	95,128
GMS, Inc.(1)	950	60,164
H&E Equipment Services, Inc.	1,000	35,960
Herc Holdings, Inc.	700	70,994
Hudson Technologies, Inc.(1)	1,004	8,775
McGrath RentCorp	500	44,405
MSC Industrial Direct Co., Inc., Class A	500	44,960

Rush Enterprises, Inc., Class A	800	41,816
Rush Enterprises, Inc., Class B	300	17,457
SiteOne Landscape Supply, Inc.(1)	200	27,578
Textainer Group Holdings Ltd.	906	32,136
Titan Machinery, Inc.(1)	600	15,150
Triton International Ltd.	1,900	157,016
United Rentals, Inc.	662	220,969
Univar Solutions, Inc.(1)	400	14,248
Veritiv Corp.	404	42,658
Watsco, Inc.	200	64,874
WESCO International, Inc.	300	41,214
WW Grainger, Inc.	605	392,657
		1,913,428
Water Utilities — 0.1%
American States Water Co.	232	20,606
American Water Works Co., Inc.	616	88,981
California Water Service Group	47	2,675
Consolidated Water Co. Ltd.	131	2,557
		114,819
Wireless Telecommunication Services — 0.4%
Gogo, Inc.(1)	210	3,161
T-Mobile U.S., Inc.(1)	4,300	590,175
US Cellular Corp.(1)	400	5,720
		599,056
TOTAL COMMON STOCKS (Cost $140,840,027)		144,522,363
SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class	164,475	164,475
State Street Navigator Securities Lending Government Money Market Portfolio(3)	195,049	195,049
TOTAL SHORT-TERM INVESTMENTS (Cost $359,524)		359,524
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $141,199,551)		144,881,887
OTHER ASSETS AND LIABILITIES — (0.1)%		(105,553)
TOTAL NET ASSETS — 100.0%		$144,776,334

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $245,241. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $255,008, which includes securities collateral of $59,959.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.